Unsecured Debt - Long-Term Debt And Short-Term Borrowings (Details) - USD ($) $ in Millions	Nov. 30, 2016	Nov. 30, 2015
Debt Outstanding [Line Items]
Total	$ 9,454	$ 8,787
Less short-term borrowings	(457)	(30)
Less current portion of long-term debt	(640)	(1,344)
Total Long-term Debt	8,357	7,413
Export Credit Facilities Fixed Rate
Debt Outstanding [Line Items]
Long-term Debt	941	1,032
Export Credit Facilities Euro Fixed Rate
Debt Outstanding [Line Items]
Long-term Debt	233	261
Export Credit Facilities Floating Rate
Debt Outstanding [Line Items]
Long-term Debt	793	688
Export Credit Facility Euro Floating Rate
Debt Outstanding [Line Items]
Long-term Debt	1,649	1,864
Bank Loans Euro Fixed Rate
Debt Outstanding [Line Items]
Long-term Debt	612	160
Bank Loans Floating Rate
Debt Outstanding [Line Items]
Long-term Debt	800	800
Bank Loans Euro Floating Rate
Debt Outstanding [Line Items]
Long-term Debt	319	212
Private Placement Notes Fixed Rate
Debt Outstanding [Line Items]
Long-term Debt	0	42
Private Placement Notes Euro Fixed Rate
Debt Outstanding [Line Items]
Long-term Debt	51	130
Publicly Traded Notes Fixed Rate
Debt Outstanding [Line Items]
Long-term Debt	1,717	2,219
Publicly Traded Notes Euro Fixed Rate
Debt Outstanding [Line Items]
Long-term Debt	1,857	1,324
Other
Debt Outstanding [Line Items]
Long-term Debt	25	25
Commercial Paper
Debt Outstanding [Line Items]
Short-term borrowings	451	0
Euro Bank Loans
Debt Outstanding [Line Items]
Short-term borrowings	$ 6	$ 30